FINANCING AND FINANCIAL INSTRUMENTS - Schedule of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Entity information [Line Items]
Cash at bank	$ 4,355	$ 5,405
Term deposits	949	774
Money market funds	1,096	1,507
Total	6,400	7,686	$ 9,300	$ 4,215
Restricted cash	84	97
Cash deposit in connection with the mandatory convertible bonds	13	13
AMSA
Entity information [Line Items]
Cash deposit in connection with various environmental obligations and true sales of receivable programs	$ 68	$ 54